SUPPLEMENT DATED MARCH 1, 1999
                       TO PROSPECTUS DATED AUGUST 1, 1998

                           STAR SELECT REIT-PLUS FUND



         Effective March 1, 1999, the name of the Trust has been changed from Star Select Funds to FIRSTAR Select Funds and the name of the Fund has been changed from Star Select REIT-Plus Fund to FIRSTAR Select REIT-Plus Fund. Also, effective March 1, 1999, the name of the Adviser has been changed from Star Bank, N.A. to FIRSTAR Bank, N.A. All references in the Prospectus to the Adviser are hereby changed to refer to FIRSTAR Bank, N.A.

         Due to the above changes, the Fund's CUSIP numbers have also changed. The new CUSIP numbers are as follows:

         Class B: 33764E205                          Class C: 33764E106


         This Supplement, and the Prospectus dated August 1, 1998 contain information that you should know before investing in the Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) 677-FUND.